New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                       May 3, 2000


VIA EDGAR
---------

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.   20549

     Re:  The New England Variable Account
          File No. 333-11131 - (Zenith Accumulator)
          Rule 497(j) Certification
          -----------------------------------------

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and supplement being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the prospectus and supplement in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 27, 2000.

     If you have any questions, please contact me at (617) 578-3514.

                                       Sincerely,



                                       Michele H. Abate